Acquisitions and Dispositions (Dispositions - Narrative) (Details) ¥ in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 31, 2016 USD ($)	Dec. 31, 2015 JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-investment portfolio gains (losses)									$ (100)	$ (4)	$ (155)
Goodwill Disposition									42		10
Net investment gains (losses)									305	646	338
Net income (loss)	$ (2,086)	$ 573	$ 114	$ 2,203	$ 842	$ 1,198	$ 1,119	$ 2,163	804	5,322	6,336
MetLife Assurance Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net consideration					$ 702					702			¥ 418
Non-investment portfolio gains (losses)										(633)	$ (77)
Non-investment portfolio gains (losses), net of tax										(442)
Goodwill Disposition										60
Goodwill Disposition, net of tax										51
Net investment gains (losses)										(77)
Disposal Group, Including Discontinued Operation, Operating Income (Loss)										77
MetLife U.S. Retail Advisor Force
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net consideration												$ 291
Gain on Disposition of Business									103
Gain on Disposition of Business, Net of Tax									58
Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustments | MetLife Assurance Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net investment gains (losses)									$ (77)	(77)
Net income (loss)										$ (50)